Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,108
Balance at end of period	2,003	$ 2,108
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,216
Balance at end of period	1,237	1,216
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	645
Balance at end of period	305	645
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	247
Balance at end of period	193	247
Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0
Balance at end of period	268	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	5,919	5,179
Additions (Depreciation)	1,245	635
Dispositions	(84)
Effects of foreign exchange	(283)	105
Balance at end of period	6,797	5,919
Cost | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	3,598	2,983
Additions (Depreciation)	945	545
Dispositions	0
Effects of foreign exchange	(193)	70
Balance at end of period	4,350	3,598
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,973	1,864
Additions (Depreciation)	20	90
Dispositions	(13)
Effects of foreign exchange	(68)	19
Balance at end of period	1,912	1,973
Cost | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	348	332
Additions (Depreciation)	0	0
Dispositions	(71)
Effects of foreign exchange	(10)	16
Balance at end of period	267	348
Cost | Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0	0
Additions (Depreciation)	280	0
Dispositions	0
Effects of foreign exchange	(12)	0
Balance at end of period	268	0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,811)	(2,555)
Additions (Depreciation)	(1,236)	(1,170)
Dispositions	73
Effects of foreign exchange	180	(86)
Balance at end of period	(4,794)	(3,811)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(2,382)	(1,493)
Additions (Depreciation)	(862)	(836)
Dispositions	0
Effects of foreign exchange	131	(53)
Balance at end of period	(3,113)	(2,382)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,328)	(979)
Additions (Depreciation)	(330)	(323)
Dispositions	0
Effects of foreign exchange	51	(26)
Balance at end of period	(1,607)	(1,328)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(101)	(83)
Additions (Depreciation)	(44)	(11)
Dispositions	73
Effects of foreign exchange	(2)	(7)
Balance at end of period	(74)	(101)
Accumulated depreciation | Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0	0
Additions (Depreciation)	0	0
Dispositions	0
Effects of foreign exchange	0	0
Balance at end of period	$ 0	$ 0